August 26, 2011	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Statement for EQ Advisors Trust (File No. 811-07953)

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement to be used in connection with a special meeting of the shareholders of the Trust anticipated to be held on November 28, 2011.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Funds Management Group, LLC

Clifford J. Alexander, Esq.

Andrea Ottomanelli Magovern, Esq.

K&L Gates LLP